Recently issued accounting standards	12 Months Ended
Dec. 31, 2020
Recently issued accounting standards
2 Recently issued accounting standards
Recently adopted accounting standards
ASC Topic 326 – Financial Instruments – Credit Losses
In June 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-13, “Measurement of Credit Losses on Financial Instruments” (ASU 2016-13), creating ASC Topic 326 – Financial Instruments – Credit Losses. ASU 2016-13 is intended to improve financial reporting by requiring timelier recording of credit losses on financial assets measured at amortized cost basis including, but not limited to loans, net investments in leases and off-balance sheet credit exposures. ASU 2016-13 eliminated the probable initial recognition threshold under the previous incurred loss methodology for recognizing credit losses. Instead, ASU 2016-13 requires the measurement of all expected credit losses for financial assets held at the reporting date over the remaining contractual life (considering the effect of prepayments) based on historical experience, current conditions and reasonable and supportable forecasts. The Group has incorporated forward-looking information and macroeconomic factors into its credit loss estimates. ASU 2016-13 requires enhanced disclosures to help investors and other financial statement users to better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an organization’s portfolio.
In May 2019, the FASB issued ASU 2019-05, “Financial Instruments – Credit Losses” (ASU 2019-05), to provide targeted transition relief upon the adoption of ASU 2016-13. The amendment provided the option to irrevocably elect the fair value option on certain financial assets on transition.
As the Group is a US Securities and Exchange Commission (SEC) filer, ASU 2016-13 and its subsequent amendments were effective for annual reporting periods beginning after December 15, 2019, including interim periods within those annual reporting periods. The Group adopted ASU 2016-13 and its subsequent amendments on January 1, 2020, applying the modified retrospective approach, which resulted in a decrease in retained earnings of CHF  132 million, net of tax, with no significant impact on regulatory capital.
Impact from the adoption of ASC Topic 326 – Financial Instruments – Credit Losses
	Carrying value as of December 31, 2019 (before adoption)		Reclass- ifications		Remeasure- ments	Carrying value as of January 1, 2020 (after adoption)
Assets (CHF million)
Cash and due from banks, net	101,879		–		(1)	101,878
allowance for credit losses	–		–		(1)	(1)
Interest-bearing deposits with banks, net	741		–		(3)	738
allowance for credit losses	–		–		(3)	(3)
Net loans	296,779		–		(187)	296,592
of which reported at fair value	12,662		248	[2]	(84)	12,826
of which reported at amortized cost (amortized cost base)	285,179		(248)	[2]	–	284,931
allowance for credit losses	(946)		–		(103)	(1,049)
Other assets, net	39,609		–		(8)	39,632	[3]
allowance for credit losses – other assets held at amortized cost	(33)	[1]	–		(8)	(41)
Liabilities
Other liabilities	31,043		–		(36)	31,007
of which reported at fair value	7,891		–		7	7,898
of which provisions for expected credit losses on off-balance sheet credit exposures	172		–		(43)	129
Adoption impact before taxes	–		–		(163)	–
Income taxes					31
Adoption impact on retained earnings					(132)
1 In the Annual Report 2019, the allowance for credit losses was reflected in the carrying value of the respective balance sheet position and was not separately disclosed.
2
Reflects the irrevocable election of the fair value option for selected positions, as applicable, in accordance with ASU 2019-05. Reclassifications are made at amortized cost before allowance of credit loss. The related release of the allowance for credit loss as well as the fair value adjustment between the amortized cost basis and the fair value are reflected in the remeasurement column.

3 Includes the adoption impact on deferred tax assets of CHF 31 million, in addition to the CECL pre-tax remeasurements.
ASC Topic 820 – Fair Value Measurement
In August 2018, the FASB issued ASU 2018-13, “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (ASU 2018-13), an update to ASC Topic 820 – Fair Value Measurement. The amendments in ASU 2018-13 removed, modified and added certain disclosure requirements in ASC Topic 820, Fair Value Measurement. ASU 2018-13 is effective for annual reporting periods beginning after December 15, 2019 and for the interim periods within those annual reporting periods. Early adoption was permitted, including in an interim period, for any eliminated or modified disclosure requirements. The Group early adopted the amendments for removing disclosures and the amendments for certain modifying disclosures upon the issuance of ASU 2018-13. The Group adopted the remaining amendments on January 1, 2020. As these amendments related only to disclosures, there was no impact from the adoption of ASU 2018-13 on the Group’s financial position, results of operations or cash flows.
ASC Topic 848 – Reference Rate Reform
In March 2020, the FASB issued ASU 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (ASU 2020-04), creating ASC Topic 848 - Reference Rate Reform. The amendments in ASU 2020-04 provide optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. The amendments are elective and apply to contracts, hedging relationships and other transactions that reference the London Interbank Offered Rate (LIBOR) or another reference rate expected to be discontinued because of reference rate reform.
In January 2021, the FASB issued ASU 2021-01, “Reference Rate Reform, Scope” (ASU 2021-01), which expands the scope of ASC Topic 848 to apply certain optional expedients for contract modifications and hedge accounting provided in ASU 2020-04 to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified for reference rate reform. The guidance also applies to derivatives that do not reference LIBOR or other reference rates that are expected to be discontinued.
The amendments may be applied as of March 12, 2020 through December 31, 2022. The Group elected to apply ASU 2020-04 and retrospectively apply ASU 2021-01 during 2020. These elections did not have a material impact on the Group’s financial position, results of operations and cash flows.
Standards to be adopted in future periods
ASC Topic 740 – Income Taxes
In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes” (ASU 2019-12), an update to ASC Topic 740 – Income Taxes. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the accounting for basis differences when there are changes in foreign ownership. In addition, ASU 2019-12 includes clarification and simplification of other aspects of the accounting for income taxes. The amendments are effective for annual reporting periods beginning after December 15, 2020 and for the interim periods within those annual reporting periods. Early adoption is permitted, including in an interim period. The adoption of ASU 2019-12 on January 1, 2021 did not have a material impact on the Group’s financial position, results of operations or cash flows.

Bank
Recently issued accounting standards
2 Recently issued accounting standards
> Refer to “Note 2 – Recently issued accounting standards” in VI – Consolidated financial statements – Credit Suisse Group for recently adopted accounting standards and standards to be adopted in future periods.
The impact on the Bank’s and Group’s financial position, results of operations or cash flows was or is expected to be identical.